Property and Equipment, Net (Details)	6 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 SGD ($)
Schedule of Property and Equipment [Line Items]
Disposed of or wrote off property and equipment		$ 186,517
Depreciation of property and equipment	$ 482	619		$ 14,941
Impairment loss
Accumulated depreciation	43,027				$ 55,329	$ 54,710
Assets written off			$ 14,177
Finance Lease Agreement [Member]
Schedule of Property and Equipment [Line Items]
Accumulated depreciation					$ 172,340
Assets written off		$ 14,177